SCHEDULE OF SIGNIFICANT EXPENSE CATEGORIES REGULARLY REVIEWED BY THE CODM (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting [Abstract]
Payroll and payroll related	$ 1,754	$ 77	$ 62
Subcontractors and consultants	1,968	444	156
Professional services	957	583	323
Other	423	224	567
Share-based compensation	447	10	39
Loss (income) from change in fair value of convertible securities	952	443	(219)
Interest expense (income)	(78)	29	49
Other expense, net	27	2	28
Capitalized issuance costs	(645)	(260)
Net loss (income) from discontinued operations	51	(20)	46
Net loss	$ (5,856)	$ (1,532)	$ (1,051)